Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Total rent expense		$ 1.9	$ 4.1	$ 3.0
Estimated future sublease income			$ 0.9
Minimum
Loss Contingencies [Line Items]
Lease expiration year			2018
Maximum
Loss Contingencies [Line Items]
Lease expiration year			2026
Predecessor
Loss Contingencies [Line Items]
Total rent expense	$ 0.1